Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 01, 2012
Supplement [Text Block]	plf1_SupplementTextBlock

Supplement dated September 28, 2012 to the Prospectus for Pacific Life Funds

Class A, B, C, I, R and Advisor Shares dated July 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 ("Prospectus"), and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information.

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan has been terminated and the related 0.25% service fee imposed under that plan is eliminated. All references and information relating to the Advisor Class Service Plan are deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense examples ("Fee Tables") is updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Short Duration Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.40%
Service fee	0.00%
Other expenses	0.58%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.99%
Expense Reimbursement	(0.38%)
Total annual operating expenses after fee waiver	0.61%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period

Advisor
1 year	$62
3 years	$195
5 years	$430
10 years	$1,103

PL Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.50%
Service fee	0.00%
Other expenses	0.51%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.02%
Expense Reimbursement	(0.36%)
Total annual operating expenses after fee waiver	0.66%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period

Advisor
1 year	$62
3 years	$201
5 years	$442
10 years	$1,135

PL Strategic Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.60%
Service fee	0.00%
Other expenses	0.55%
Acquired fund fees and expenses	0.05%
Total annual operating expenses	1.20%
Expense Reimbursement	(0.35%)
Total annual operating expenses after fee waiver	0.85%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period

Advisor
1 year	$87
3 years	$271
5 years	$553
10 years	$1,356

PL High Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.60%
Service fee	0.00%
Other expenses	0.67%
Total annual operating expenses	1.27%
Expense Reimbursement	(0.47%)
Total annual operating expenses after fee waiver	0.80%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period

Advisor
1 year	$82
3 years	$255
5 years	$554
10 years	$1,402

PL Floating Rate Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.65%
Service fee	0.00%
Other expenses	0.43%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.09%
Expense Reimbursement	(0.28%)
Total annual operating expenses after fee waiver	0.81%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period

Advisor
1 year	$83
3 years	$264
5 years	$520
10 years	$1,254

PL SHORT DURATION INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf1_SupplementTextBlock

Supplement dated September 28, 2012 to the Prospectus for Pacific Life Funds

Class A, B, C, I, R and Advisor Shares dated July 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 ("Prospectus"), and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information.

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan has been terminated and the related 0.25% service fee imposed under that plan is eliminated. All references and information relating to the Advisor Class Service Plan are deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense examples ("Fee Tables") is updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Short Duration Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.40%
Service fee	0.00%
Other expenses	0.58%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.99%
Expense Reimbursement	(0.38%)
Total annual operating expenses after fee waiver	0.61%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period

Advisor
1 year	$62
3 years	$195
5 years	$430
10 years	$1,103

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
PL SHORT DURATION INCOME FUND | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.58%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.99%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	430
10 years	rr_ExpenseExampleYear10	1,103
1 year	rr_ExpenseExampleNoRedemptionYear01	62
3 years	rr_ExpenseExampleNoRedemptionYear03	195
5 years	rr_ExpenseExampleNoRedemptionYear05	430
10 years	rr_ExpenseExampleNoRedemptionYear10	1,103
PL INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf1_SupplementTextBlock

Supplement dated September 28, 2012 to the Prospectus for Pacific Life Funds

Class A, B, C, I, R and Advisor Shares dated July 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 ("Prospectus"), and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information.

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan has been terminated and the related 0.25% service fee imposed under that plan is eliminated. All references and information relating to the Advisor Class Service Plan are deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense examples ("Fee Tables") is updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.50%
Service fee	0.00%
Other expenses	0.51%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.02%
Expense Reimbursement	(0.36%)
Total annual operating expenses after fee waiver	0.66%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period

Advisor
1 year	$62
3 years	$201
5 years	$442
10 years	$1,135

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
PL INCOME FUND | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.02%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.66%
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	201
5 years	rr_ExpenseExampleYear05	442
10 years	rr_ExpenseExampleYear10	1,135
1 year	rr_ExpenseExampleNoRedemptionYear01	62
3 years	rr_ExpenseExampleNoRedemptionYear03	201
5 years	rr_ExpenseExampleNoRedemptionYear05	442
10 years	rr_ExpenseExampleNoRedemptionYear10	1,135
PL STRATEGIC INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf1_SupplementTextBlock

Supplement dated September 28, 2012 to the Prospectus for Pacific Life Funds

Class A, B, C, I, R and Advisor Shares dated July 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 ("Prospectus"), and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information.

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan has been terminated and the related 0.25% service fee imposed under that plan is eliminated. All references and information relating to the Advisor Class Service Plan are deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense examples ("Fee Tables") is updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Strategic Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.60%
Service fee	0.00%
Other expenses	0.55%
Acquired fund fees and expenses	0.05%
Total annual operating expenses	1.20%
Expense Reimbursement	(0.35%)
Total annual operating expenses after fee waiver	0.85%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period

Advisor
1 year	$87
3 years	$271
5 years	$553
10 years	$1,356

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
PL STRATEGIC INCOME FUND | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.55%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	553
10 years	rr_ExpenseExampleYear10	1,356
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	271
5 years	rr_ExpenseExampleNoRedemptionYear05	553
10 years	rr_ExpenseExampleNoRedemptionYear10	1,356
PL FLOATING RATE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf1_SupplementTextBlock

Supplement dated September 28, 2012 to the Prospectus for Pacific Life Funds

Class A, B, C, I, R and Advisor Shares dated July 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 ("Prospectus"), and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information.

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan has been terminated and the related 0.25% service fee imposed under that plan is eliminated. All references and information relating to the Advisor Class Service Plan are deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense examples ("Fee Tables") is updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Floating Rate Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.65%
Service fee	0.00%
Other expenses	0.43%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.09%
Expense Reimbursement	(0.28%)
Total annual operating expenses after fee waiver	0.81%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period

Advisor
1 year	$83
3 years	$264
5 years	$520
10 years	$1,254

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
PL FLOATING RATE INCOME FUND | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.09%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	264
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	1,254
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	264
5 years	rr_ExpenseExampleNoRedemptionYear05	520
10 years	rr_ExpenseExampleNoRedemptionYear10	1,254
PL HIGH INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf1_SupplementTextBlock

Supplement dated September 28, 2012 to the Prospectus for Pacific Life Funds

Class A, B, C, I, R and Advisor Shares dated July 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 ("Prospectus"), and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information.

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan has been terminated and the related 0.25% service fee imposed under that plan is eliminated. All references and information relating to the Advisor Class Service Plan are deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense examples ("Fee Tables") is updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL High Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.60%
Service fee	0.00%
Other expenses	0.67%
Total annual operating expenses	1.27%
Expense Reimbursement	(0.47%)
Total annual operating expenses after fee waiver	0.80%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period

Advisor
1 year	$82
3 years	$255
5 years	$554
10 years	$1,402

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
PL HIGH INCOME FUND | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual operating expenses	rr_ExpensesOverAssets	1.27%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	554
10 years	rr_ExpenseExampleYear10	1,402
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	255
5 years	rr_ExpenseExampleNoRedemptionYear05	554
10 years	rr_ExpenseExampleNoRedemptionYear10	1,402